Note 13 - Commitments and Contingencies (Tables)	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2024	2023	2023

Loan commitments	$414,591	$405,426	$346,747
Letters of credit	84,594	75,963	58,136

	$499,185	$481,389	$404,883